Exhibit 99.1

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of TruPS Financials Note Securitization 2019-2 Ltd, BofA Securities and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2019-2 Ltd (the “Issuer”), BofA Securities (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes (“TruPS Notes”) related to TruPS Financials Note Securitization 2019-2 Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.  For the purposes of our procedures, we assumed that (i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement and (ii), for “Maturity” we assumed that differences of less than or equal to 30 days, were in agreement.

On November 26, 2019, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including December 4, 2019 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

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the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

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the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

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the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

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Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents.  With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File.  We noted eight unresolved discrepancies, which are shown on Appendix B, between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2019-2 Ltd.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•	Addressing the value of collateral securing any such assets being securitized

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•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion
•	Any other terms or requirements of the transaction that do not appear in this report.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Newport Beach, California
December 5, 2019

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Appendix A

#	Operating Company	Holding Company	Type Of Company	Type of Collateral Obligation	Principal Balance ($)	Spread	Ref Rate	Maturity	AM Best Rating	Bloomberg ID
1	Banco Popular de Puerto Rico	Popular, Inc.	Bank	Trups	$10,000,000	6.564%	Fixed	9/15/2034		COED6102013
2	Alpine Bank	Alpine Banks of Colorado	Bank	Trups	$10,000,000	3.500%	3 Month Libor	6/15/2038		COPPA101PS5
3	Amboy Bank	Amboy Bancorporation	Bank	Trups	$2,960,000	1.750%	3 Month Libor	6/1/2037		COPP5S0WJ02
4	German American Bank	German American Bancorp, Inc.	Bank	Trups	$5,000,000	2.150%	3 Month Libor	6/30/2035		COPP9403LS1
5	Ameris Bank	Ameris Bancorp	Bank	Trups	$3,000,000	3.750%	3 Month Libor	9/15/2038		COEI2281489
6	American National Bank, N.A	ANB Holdings, Inc.	Bank	Trups	$3,000,000	1.750%	3 Month Libor	10/7/2035		COPP4K0VCV1
7	Beal Bank USA	Beal Financial Corporation	Bank	Trups	$10,000,000	2.850%	3 Month Libor	1/23/2034		COPPQD25N46
8	Byline Bank	Byline Bancorp, Inc.	Bank	Trups	$9,042,000	2.790%	3 Month Libor	3/17/2034		COPP9I3FW41
9	BNC National Bank	BNCCORP, INC.	Bank	Trups	$9,500,000	1.400%	3 Month Libor	10/1/2037		COEI4548679
10	Cadence Bank, N.A.	Cadence Bancorporation	Bank	Trups	$7,000,000	1.750%	3 Month Libor	7/1/2037		COEJ4483891
11	CresCom Bank	Carolina Financial Corporation	Bank	Trups	$3,500,000	0.500%	FCPR	12/31/2032		COEJ9972070
12	Century Bank	Century Financial Services Corporation	Bank	Trups	$960,000	2.800%	3 Month Libor	1/23/2034		COPPE06FO81
13	Chambers Bank	Chambers Bancshares, Inc.	Bank	Trups	$960,000	2.650%	3 Month Libor	1/23/2034		COPP9J55YI6
14	Frost Bank, Inc.	Cullen/Frost Bankers, Inc.	Bank	Trups	$10,000,000	1.550%	3 Month Libor	3/1/2034		COED5454365
15	Cumberland Valley National Bank & Trust Company	Cumberland Valley Financial Corporation	Bank	Trups	$7,500,000	1.700%	3 Month Libor	10/7/2035		COPPL203Z64
16	Falcon International Bank	Falcon Bancshares Inc	Bank	Trups	$960,000	3.250%	3 Month Libor	4/24/2033		COPPQE00T09
17	FirstBank Puerto Rico	First Bancorp	Bank	Trups	$960,000	2.650%	3 Month Libor	1/23/2034		COPP072T9M1
18	First Commonwealth Bank, Inc	First Commonwealth Financial Corporation	Bank	Trups	$960,000	2.850%	3 Month Libor	1/23/2034		COPPEQ1XS11
19	First Horizon Bank	First Horizon National Corporation	Bank	Trups	$10,000,000	1.650%	3 Month Libor	6/15/2037		COEI1294863
20	First National Bank of Omaha	Lauritzen Corporation	Bank	Trups	$2,500,000	1.880%	3 Month Libor	3/15/2037		COPPL203Z72
21	The Harbor Bank of Maryland	Harbor Bankshares Corporation	Bank	Trups	$7,000,000	3.000%	3 Month Libor	11/8/2033		COPP30E1W29
22	Horizon Bank	Horizon Bancorp, Inc.	Bank	Trups	$960,000	2.850%	3 Month Libor	1/23/2034		COPP9W3PS84
23	Johnson Bank	Johnson Financial Group, Inc.	Bank	Trups	$750,000	1.650%	3 Month Libor	1/15/2038		COPPQD2FYA8
24	Limestone Bank, Inc.	Limestone Bancorp, Inc.	Bank	Trups	$1,433,000	2.850%	3 Month Libor	3/17/2034		COPPA022TQ3
25	Limestone Bank, Inc.	Limestone Bancorp, Inc.	Bank	Trups	$2,411,000	2.850%	3 Month Libor	3/17/2034		COPPA022UB4
26	Manufacturers and Traders Trust Company	M&T Bank Corporation	Bank	Trups	$10,000,000	2.850%	3 Month Libor	12/17/2033		COPP072TD95
27	Pacific Mercantile Bank	Pacific Mercantile Bancorp	Bank	Trups	$7,000,000	3.400%	3 Month Libor	9/26/2032		COPP3V0EQF6
28	Pacific Western Bank	PacWest Bancorp	Bank	Trups	$7,500,000	1.950%	3 Month Libor	1/30/2037		COEH0718914
29	IncredibleBank	River Valley Bancorporation, Inc.	Bank	Trups	$250,000	1.750%	3 Month Libor	2/7/2038		COPP4K0WL49
30	IncredibleBank	River Valley Bancorporation, Inc.	Bank	Trups	$500,000	1.750%	3 Month Libor	2/7/2038		COPP4K0WL64
31	Silvergate Bank	Silvergate Capital Corporation	Bank	Trups	$3,460,000	3.750%	6 Month Libor	7/25/2031		COPPLN003C6
32	Texas Capital Bank, N.A.	Texas Capital Bancshares, Inc.	Bank	Trups	$10,000,000	3.250%	3 Month Libor	4/24/2033		COPPQE00SV2
33	TBK Bank, SSB	Triumph Bancorp, Inc.	Bank	Trups	$3,000,000	3.400%	3 Month Libor	9/26/2032		COPP3V0EQE9
34	United Bank	United Bankshares, Inc.	Bank	Trups	$960,000	2.850%	3 Month Libor	1/23/2034		COPP9W3PSK7
35	United Community Bank	United Community Banks, Inc.	Bank	Trups	$2,250,000	1.000%	FCPR	3/31/2034		COPP3A0JKN0
36	Umpqua Bank	Umpqua Holdings Corporation	Bank	Trups	$10,100,000	3.250%	3 Month Libor	4/24/2033		COPPQE00SU4
37	Valley National Bank	Valley National Bancorp	Bank	Trups	$960,000	2.850%	3 Month Libor	1/23/2034		COPP30CWOV8
38	Clear Blue Insurance Co	Clear Blue Financial Holdings LLC	Insurance	Senior	$9,000,000	7.000%	Fixed	4/15/2025	A-	COAS2110995
39	Midwest Family Advantage Insurance Company	Midwest Family Advantage Insurance Company	Insurance	Surplus	$9,000,000	7.750%	Fixed	11/5/2038	A-	COPP9F7S4O2
40	Ameritrust Group, Inc	Fosun International Holdings Limited	Insurance	Trups	$5,000,000	4.000%	3 Month Libor	12/4/2032	A-	COPP1T1ME18
41	Ameritrust Group, Inc	Fosun International Holdings Limited	Insurance	Senior	$2,500,000	4.000%	3 Month Libor	4/29/2034	A-	COPP4K0SXQ6
42	AmTrust Financial Services, Inc.	AmTrust Financial Services, Inc.	Insurance	Trups	$9,000,000	4.000%	3 Month Libor	9/30/2033	A-	COPP390J1K0
43	Argo Re, Ltd.	Argo Group International Holdings, Ltd.	Insurance	Trups	$9,000,000	3.900%	3 Month Libor	9/30/2033	A	COPP390J1J3
44	American Southern Insurance Company	Atlantic American Corporation	Insurance	Trups	$9,000,000	4.000%	3 Month Libor	12/4/2032	A	COPP1T1MDW1
45	BCS Insurance Company	BCS Financial Corporation	Insurance	Trups	$2,000,000	2.440%	3 Month Libor	2/23/2036	A-	COPP3X3EIM3
46	GuideOne Mutual Insurance Company	GuideOne Mutual Insurance Company	Insurance	Surplus	$9,000,000	4.100%	3 Month Libor	5/15/2033	A-	COPP3B0LDB7
47	National Lloyds Corporation	Hilltop Holdings Inc.	Insurance	Surplus	$500,000	4.100%	3 Month Libor	5/15/2033	A	COPP3B0LDL5
48	American Summit Insurance Company	American Summit Insurance Company	Insurance	Surplus	$7,500,000	4.050%	3 Month Libor	4/29/2034	A	COPP4D0X467
49	Burlington Insurance Group, Inc.	International Financial Group, Inc.	Insurance	Trups	$1,060,000	4.100%	3 Month Libor	5/15/2033	A	COPP3B0LDC5
50	Lancer Insurance Company	Lancer Financial Group, Inc.	Insurance	Surplus	$8,000,000	3.900%	6 Month Libor	9/30/2033	A-	COPP390J1G9
51	Homesteaders Life Company	Homesteaders Life Company	Insurance	Surplus	$5,000,000	3.950%	6 Month Libor	9/30/2033	A-	COPP390J1D6
52	James River Insurance Co-[mpany	James River Group Holdings Ltd	Insurance	Senior	$9,000,000	3.850%	3 Month Libor	4/29/2034	A	COPP4D0X4D2
53	Columbia National Insurance Co	Columbia National Insurance Co	Insurance	Surplus	$9,000,000	4.000%	3 Month Libor	12/4/2032	A-	COPP1T1MDZ4
54	Lincoln Heritage Life Insurance Company	Londen Insurance group	Insurance	Trups	$9,000,000	4.100%	3 Month Libor	5/15/2033	A-	COPP3B0LDG6
55	Coverys Specialty Insurance Company	Medical Prodeffional Mutual Insurance Company	Insurance	Trups	$9,000,000	3.800%	3 Month Libor	4/29/2034	A	COPP4D0X483
56	Mutual of Enumclaw Insurance Company	Mutual of Enumclaw Insurance Holding Company	Insurance	Surplus	$9,000,000	3.950%	3 Month Libor	10/29/2033	A-	COPP6K1U209
57	R.V.I. America Insurance Company	R.V.I. America Insurance Company, Inc	Insurance	Trups	$9,000,000	4.000%	3 Month Libor	12/4/2032	A-	COPP1T1ME26
58	Manhattan Life Insurance Company	Manhattan Life Group	Insurance	Surplus	$7,000,000	4.050%	3 Month Libor	4/29/2034	B+	COPP4D0X4B6
59	Union Mutual Fire Insurance Company	Union Mutual of Vermont Companies	Insurance	Surplus	$7,500,000	4.100%	3 Month Libor	5/15/2033	A-	COPP3B0LDS0
60	Arbella Mutual Insurance Company, Inc	Arbella Insurance Group	Insurance	Surplus	$8,000,000	3.950%	3 Month Libor	10/29/2033	A-	COPP6K1U1U4

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Appendix B

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CUSIP	Operating Company	Characteristic	Closing Date Collateral Data File	Results of Procedures
PPQD25N46	Beal Bank USA	Type of Collateral Obligation	Trups	Source Document was not available to compare the Type of Collateral Obligation. The Collateral Manager provided an email dated 12/4/2019 containing high-level data points confirming Trups.
PPQD25N46	Beal Bank USA	Ref Rate	3 Month Libor	Source Document was not available to compare the Ref Rat. The Collateral Manager provided an email dated 12/4/2019 containing high-level data points confirming Ref Rate of 3 Month Libor.
PPQD25N46	Beal Bank USA	Maturity	1/23/2034	Source Document was not available to compare the Maturity. The Collateral Manager provided an email dated 12/4/2019 containing high-level data points confirming Maturity of 1/23/2034.
PP9403LS1	German American Bank	Maturity	6/30/2035	Source Document was not available to compare the Maturity. The Collateral Manager provided an email dated 12/3/2019 containing high-level data points confirming Maturity of 6/30/2035.
PP9W3PS84	Horizon Bank	Maturity	1/23/2034	Source Document was not available to compare the Maturity. The Collateral Manager provided an email dated 12/4/2019 containing high-level data points confirming Maturity of 1/23/2034.
PP3A0JKN0	United Community Bank	Spread	1.00%	Source Document was not available to compare the Spread. The Collateral Manager provided an S&P Global Market Intelligence Report also known as an SNL, which confirmed the spread of 1.00%.
PP3A0JKN0	United Community Bank	Ref Rate	FCPR	Source Document was not available to compare the Ref Rate. The Collateral Manager provided an S&P Global Market Intelligence Report also known as an SNL, which confirmed the Ref Rate FCPR.
PP3A0JKN0	United Community Bank	Maturity	3/31/2034	Source Document was not available to compare the Maturity. The Collateral Manager provided an S&P Global Market Intelligence Report also known as an SNL which confirmed the Maturity 3/31/2034.